Schedule of recognition of negative revenues (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Revenues From Contracts With Customers
Settlement fee (fixed)	€ (9,000)
Settlement fee (variable; excluding financing component)	(5,987)
Release of SAA related contract liabilities	4,274
Net effect of SAA termination	€ (10,714)